UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[     ] is a restatement.
					[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Berkshire Asset Management, Inc.
Address:	46 Public Square, Suite 700
		Wilkes-Barre, PA 18701

13F File Number:  28-5034

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael H. Cook
Title:	President
Phone:	570-825-2600
Signature, Place and Date of Signing:

	Michael H. Cook      Wilkes-Barre, Pennsylvania     May 14, 1999


Report Type  (Check only one).:

[  X]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $369,061

List of Other Included Managers

No.   13F File Number  Name
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
FORM 13f INFORMATION TABLE
			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	    VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
----------------------------------	-----------------------	-----------	--------------	-----------	----
AMERICAN EXPRESS	COMMON	025816109	542	4600	SH	SOLE		4600	0	0
ARCHER DANIELS	COMMON	039483102	9009	613386	SH	SOLE		613386	0	0
BERKSHIRE HATHAWAY A	COMMON	084670108	571	8	SH	SOLE		8	0	0
BERKSHIRE HATHAWAY B	COMMON	084670207	247	105	SH	SOLE		105	0	0
CHARTER ONE	COMMON	160903100	11134	385799	SH	SOLE		385799	0	0
CISCO SYSTEMS	COMMON	17275R102	21657	197690	SH	SOLE		197690	0	0
COCA COLA	COMMON	191216100	307	5000	SH	SOLE		5000	0	0
COMMONWEALTH TELE ENT	COMMON	203349105	7234	196520	SH	SOLE		196520	0	0
COMPUTER ASSOCIATES	COMMON	204912109	20980	589955	SH	SOLE		589955	0	0
FANNIE MAE	COMMON	313586109	21259	306990	SH	SOLE		306990	0	0
FED HOME LN MTGE	COMMON	313400301	16236	283285	SH	SOLE		283285	0	0
FIDELITY FIN OHIO	COMMON	31614P107	979	79958	SH	SOLE		79958	0	0
FIRST BELL BANCORP	COMMON	319301107	597	35100	SH	SOLE		35100	0	0
FIRST UNION CORP	COMMON	337358105	28688	536855	SH	SOLE		536855	0	0
GENERAL ELECTRIC	COMMON	369604103	1272	11500	SH	SOLE		11500	0	0
GILLETTE	COMMON	375766102	12785	215095	SH	SOLE		215095	0	0
HASBRO	COMMON	418056107	17769	614060	SH	SOLE		614060	0	0
HERSHEY FOODS	COMMON	427866108	9031	161095	SH	SOLE		161095	0	0
PROCTOR & GAMBLE	COMMON	742718109	215	2200	SH	SOLE		2200	0	0
INTERNATL BUS MACHINES	COMMON	459200101	35832	202155	SH	SOLE		202155	0	0
JOHNSON & JOHNSON	COMMON	478160104	467	4992	SH	SOLE		4992	0	0
LEGGETT & PLATT	COMMON	524660107	14952	747605	SH	SOLE		747605	0	0
M & T BANK CORP	COMMON	55261F104	31792	66370	SH	SOLE		66370	0	0
MAF BANCORP	COMMON	55261R108	17671	794193	SH	SOLE		794193	0	0
MELLON BANCORP	COMMON	585509102	14026	199309	SH	SOLE		199309	0	0
MERCK	COMMON	589331107	21488	268180	SH	SOLE		268180	0	0
MICROSOFT	COMMON	594918104	2637	29418	SH	SOLE		29418	0	0
MORGAN STAN DEAN WIT	COMMON	617446448	864	8650	SH	SOLE		8650	0	0
PENNSYLVANIA ENT	COMMON	708720107	298	12400	SH	SOLE		12400	0	0
PENSECO	COMMON	709570105	261	6208	SH	SOLE		6208	0	0
PHILIP MORRIS	COMMON	718154107	12858	365417	SH	SOLE		365417	0	0
PNC BANK	COMMON	693475105	1000	18000	SH	SOLE		18000	0	0
RCN CORP	COMMON	755102205	336	10000	SH	SOLE		10000	0	0
REEBOK	COMMON	758110100	800	50400	SH	SOLE		50400	0	0
SOVEREIGN BANCORP	COMMON	845905108	13951	1138858	SH	SOLE		1138858	0	0
US FOODSERVICE	COMMON	90331R101	12726	273677	SH	SOLE		273677	0	0
UST	COMMON	902911106	1777	68000	SH	SOLE		68000	0	0
WASHINGTON FEDERAL	COMMON	938824109	698	33247	SH	SOLE		33247	0	0
WASHINGTON MUTUAL	COMMON	939322103	204	5000	SH	SOLE		5000	0	0
WELLS FARGO & CO	COMMON	949740104	3911	111540	SH	SOLE		111540	0	0